STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2017		50,810,502	671,650
Beginning balance, value at Dec. 31, 2017		$ 5,081	$ (39,009)	$ 8,332,805	$ (8,400,130)	$ (101,253)
Stock purchased, shares		1,000,000
Stock purchased, value		$ 100		4,900		5,000
Stock exchanged for compensation, shares	1,000,000
Stock exchanged for compensation, value	$ 100			39,900		40,000
Shareholder notes forgiven				53,703		53,703
Accrued compensation forgiven				20,000		20,000
Treasury stock purchased, shares			123,697
Treasury stock purchased			$ (1,764)			(1,764)
Net loss					(61,363)	(61,363)
Ending balance, shares at Dec. 31, 2018	1,000,000	51,810,502	795,347
Ending balance, value at Dec. 31, 2018	$ 100	$ 5,181	$ (40,773)	8,451,308	(8,461,493)	(45,677)
Stock exchanged for compensation, shares	1,350,000
Stock exchanged for compensation, value	$ 135			212,850		212,985
Treasury stock purchased, shares			622,300
Treasury stock purchased			$ (19,622)			(19,622)
Net loss					(467,234)	(467,234)
Ending balance, shares at Dec. 31, 2019	2,350,000	51,810,502	1,417,647
Ending balance, value at Dec. 31, 2019	$ 235	$ 5,181	$ (60,395)	8,664,158	(8,928,727)	(319,548)
Treasury stock purchased, shares			3,018
Treasury stock purchased			$ (13,815)			(13,815)
Net loss					(396,763)	(396,763)
Ending balance, shares at Dec. 31, 2019	2,350,000	51,810,502	1,417,647
Ending balance, value at Dec. 31, 2019	$ 235	$ 5,181	$ (60,395)	8,664,158	(8,928,727)	(319,548)
Ending balance, value at Mar. 31, 2020						63,609
Net loss					$ (222,048)	(222,048)
Ending balance, value at Dec. 31, 2020						$ (372,716)